INTERMEDIATE BOND FUND OF AMERICA (Prospectus Summary) | INTERMEDIATE BOND FUND OF AMERICA
Intermediate Bond Fund of America®
Investment objective
The fund's investment objective is to provide you with current income consistent with its maturity and quality standards described in this prospectus and preservation of capital.

Fees and expenses of the fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $500,000 in American

Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on page 25 of the prospectus and on page 56 of the fund's statement of additional information.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees INTERMEDIATE BOND FUND OF AMERICA (USD $)	Class A		Class B	Class C	Class F-1	Class F-2	Class 529-A		Class 529-B	Class 529-C	Class 529-E	Class 529-F-1	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.50%		none	none	none	none	2.50%		none	none	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00%	[1]	5.00%	1.00%	none	none	1.00%	[1]	5.00%	1.00%	none	none	none	none	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none		none	none	none	none	none		none	none	none	none	none	none	none	none	none	none
Redemption or exchange fees	none		none	none	none	none	none		none	none	none	none	none	none	none	none	none	none
Maximum annual account fee (529 share classes only)							10		10	10	10	10
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within one year following purchases of $1 million or more made without an initial sales charge.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses INTERMEDIATE BOND FUND OF AMERICA	Class A	Class B	Class C	Class F-1	Class F-2	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
Management fees	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%
Distribution and/or service (12b-1) fees	0.24%	1.00%	1.00%	0.25%	none	0.21%	1.00%	0.99%	0.50%	none	1.00%	0.74%	0.50%	0.25%	none	none
Other expenses	0.13%	0.13%	0.18%	0.17%	0.11%	0.24%	0.24%	0.24%	0.23%	0.23%	0.18%	0.44%	0.24%	0.17%	0.12%	0.07%
Total annual fund operating expenses	0.60%	1.36%	1.41%	0.65%	0.34%	0.68%	1.47%	1.46%	0.96%	0.46%	1.41%	1.41%	0.97%	0.65%	0.35%	0.30%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example INTERMEDIATE BOND FUND OF AMERICA (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	310	437	576	981
Class B	638	831	945	1,427
Class C	244	446	771	1,691
Class F-1	66	208	362	810
Class F-2	35	109	191	431
Class 529-A	338	502	678	1,181
Class 529-B	669	904	1,060	1,645
Class 529-C	268	501	855	1,846
Class 529-E	118	345	589	1,281
Class 529-F-1	67	187	317	686
Class R-1	144	446	771	1,691
Class R-2	144	446	771	1,691
Class R-3	99	309	536	1,190
Class R-4	66	208	362	810
Class R-5	36	113	197	443
Class R-6	31	97	169	381

For the share classes listed below, you would pay the following if you did not redeem your shares:
Expense Example, No Redemption INTERMEDIATE BOND FUND OF AMERICA (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	138	431	745	1,427
Class C	144	446	771	1,691
Class 529-B	169	504	860	1,645
Class 529-C	168	501	855	1,846

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate was 80% of the average value of its portfolio.

Principal investment strategies
The fund maintains a portfolio of bonds, other debt securities and money market instruments having a dollar-weighted average maturity of no less than three years and no greater than five years under normal market conditions. The fund invests primarily in bonds and other debt securities with quality ratings of A-

or better or A3 or better (by a Nationally Recognized Statistical Rating

Organization designated by the fund's investment adviser) or unrated but determined to be of equivalent quality by the fund's investment adviser. The fund may invest up to 10% of its assets in bonds and other debt securities rated in the BBB or Baa rating category (by a Nationally Recognized Statistical Rating

Organization designated by the fund's investment adviser) or in unrated securities determined to be of equivalent quality by the fund's investment adviser.

The fund primarily invests in intermediate-term debt securities. These include securities issued and guaranteed by the U.S. government, debt securities and mortgage-backed securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. In addition, the fund may invest in mortgage-backed securities issued by private issuers and asset-backed securities (securities backed by assets such as auto loans, credit card receivables or other providers of credit).

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer,

prices of similar securities issued by comparable issuers, anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks
This section describes the principal risks associated with the fund's principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions - The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors,

including those directly involving the issuers of securities held by the fund.

Investing in bonds - Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities.

Investing in mortgage-backed and asset-backed securities - Many types of bonds and other debt securities, including mortgage-backed securities, are subject to prepayment risk, as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund's income.

Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended. This reduces the potential for the fund to invest the principal in higher yielding securities.

Investing in securities backed by the U.S. government - Securities backed by the

U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity.

Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S.

government.

Thinly traded securities - There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Management - The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results
The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Short-Intermediate Investment Grade Debt Funds Average

includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to the fund's objective. The Consumer Price

Index provides a comparison of the fund's results to inflation. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund's investment results can be obtained by visiting americanfunds.com.

The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results.

Calendar year total returns for Class A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this period were:

Highest 3.41% (quarter ended September 30, 2001)

Lowest -1.41%(quarter ended June 30, 2004)

The fund's total return for the nine months ended September 30, 2011,

was 3.13%.

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k)

plan, individual retirement account (IRA) or 529 college savings plan.

Average annual total returns For the periods ended December 31, 2010 (with maximum sales charge):
Average Annual Total Returns INTERMEDIATE BOND FUND OF AMERICA	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Share class A - Before taxes	2.10%	3.19%	3.60%	5.48%	Feb. 19, 1988
Class B	Share class B (before taxes)	(1.04%)	2.60%	3.28%	3.86%	Mar. 15, 2000
Class C	Share class C (before taxes)	2.92%	2.90%		2.86%	Mar. 15, 2001
Class F-1	Share class F-1 (before taxes)	4.68%	3.69%		3.64%	Mar. 19, 2001
Class F-2	Share class F-2 (before taxes)	5.03%			4.61%	Aug. 08, 2008
Class 529-A	Share class 529-A (before taxes)	2.03%	3.13%		3.11%	Feb. 19, 2002
Class 529-B	Share class 529-B (before taxes)	(1.16%)	2.47%		2.66%	Feb. 26, 2002
Class 529-C	Share class 529-C (before taxes)	2.85%	2.84%		2.59%	Feb. 19, 2002
Class 529-E	Share class 529-E (before taxes)	4.37%	3.36%		3.24%	Mar. 15, 2002
Class 529-F-1	Share class 529-F-1 (before taxes)	4.89%	3.87%		3.22%	Sep. 16, 2002
Class R-1	Share class R-1 (before taxes)	3.91%	2.88%		2.57%	Jun. 13, 2002
Class R-2	Share class R-2 (before taxes)	3.90%	2.91%		2.62%	May 31, 2002
Class R-3	Share class R-3 (before taxes)	4.35%	3.34%		2.96%	Jun. 26, 2002
Class R-4	Share class R-4 (before taxes)	4.69%	3.69%		3.34%	Jun. 27, 2002
Class R-5	Share class R-5 (before taxes)	5.00%	3.99%		3.78%	May 15, 2002
Class R-6	Share class R-6 (before taxes)	5.06%			5.99%	May 01, 2009
After Taxes on Distributions Class A	Share class A - After taxes on distributions	1.23%	1.88%	2.21%		Feb. 19, 1988
After Taxes on Distributions and Sales Class A	Share class A - After taxes on distributions and sale of fund shares	1.36%	1.95%	2.24%		Feb. 19, 1988
Barclays Capital U.S. Government/Credit 1-7 Years ex BBB Index	Barclays Capital U.S. Government/Credit 1-7 Years ex BBB Index (reflects no deductions for sales charges, account fees, expenses or taxes)	4.63%	5.19%	5.04%	6.37%	Feb. 19, 1988
Lipper Short-Intermediate investment Grade Debt Funds Average	Lipper Short-Intermediate Investment Grade Debt Funds Average (reflects no deductions for sales charges, account fees or taxes)	5.49%	4.58%	4.49%	6.04%	Feb. 19, 1988
Consumer Price Index	Consumer Price Index	1.50%	2.18%	2.34%	2.82%	Feb. 19, 1988

Class A annualized 30-day yield at August 31, 2011: 0.97%

(For current yield information, please call American FundsLine®

at 800/325-3590.)